Fair Value Measurements - Schedule of Derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Derivative liabilities beginning balance	$ 23,231,938	$ 3,794,153
Change in fair value of derivative liability		(5,921,409)
Reclassification of derivative liability		92,601
Fair value adjustments for warrant liabilities	39,222,099	25,266,593
Convertion of warrant liabilies	(51,325,017)
Cashless warrants exercise	(12,277,968)
Loss on issuance of Series C Convertible Preferred stock	2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	925,115
Loss on issuance of Series C-1 Convertible Preferred stock	478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	250,000
Reclassification between convertible notes and derivative liabilities	(4,138,704)
Derivative liabilities ending balance		$ 23,231,938